ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD

Accounts receivable – third parties	$2,546,327	$2,761,817	$354,080
Less: allowance for expected credit losses	(682,489)	(661,201)	(84,770)

Accounts receivable, net	$1,863,838	$2,100,616	$269,310

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The following table presents the activities in the allowance for expected credit losses:

	Years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	USD

Balance at April 1,	$855,652	$1,080,870	$682,489	$87,499

Written-off	-	(499,756)	(234,000)	(30,000)
Allowance for expected credit losses	225,347	101,712	207,853	26,647
Exchange translation difference	(129)	(337)	4,859	624

Balance at March 31,	$1,080,870	$682,489	$661,201	$84,770